General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2016
General and Administrative Expense [Abstract]
Schedule of general and administrative expenses

General and administrative expenses, including related party amounts, are comprised as follows:

	2014	2015	2016
Share based compensation	$2,247,002	$678,721	$200,205
Executive services	2,939,560	2,743,150	2,200,000
Non-executive directors' remuneration	210,637	211,031	120,000
Office rent	24,924	20,709	32,784
Travel expenses	61,114	47,132	65,441
Personnel and other expenses	89,031	46,284	114,166
Professional services	1,227,830	1,114,104	868,804
Directors and officers insurance	84,405	69,011	93,169
Stock market annual fees	123,216	128,438	45,439
Other expenses	224,670	164,501	150,816
Total	$7,232,389	$5,223,081	$3,890,824